COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.         Lease commitments:

The Group's facilities are leased under several lease agreements for periods ending up to 2023, with options to extend the leases ending up to 2025.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2019, 2018 and 2017 were approximately $3,129, $2,934 and $3,126, respectively. Expenses for short- term leases in 2019 were $ 278.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended December 31, 2019

Weighted average remaining lease term	2.52 years
Weighted average discount rate	1.54%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2020	$3,170
2021	2,641
2022	1,019
2023	211
2024 and thereafter	78

Total lease payments	$7,119

Less - imputed interest	$(148)

Present value of lease liabilities	$6,971

As of December 31, 2019 maturities of operating lease liabilities which were not recognized under ASU No. 2016-02, Leases (ASC 842) were $ 225.

b.        Major subcontractor:

The Company currently depends on one subcontractor to manufacture and provide certain hardware, warranty and support components for its traffic management systems. If the subcontractor experiences delays, disruptions, quality control problems or a loss in capacity, shipments of products may be delayed and the Company's ability to deliver such products could be materially adversely affected. In the event that the Company terminates its business connection with the subcontractor, it will have to compensate the subcontractor for certain inventory costs, as specified in the agreement with the subcontractor.

c.	Liens and guarantees:

As of December 31, 2019, the Company has provided bank guarantees in respect of    prepayments from customers in an aggregate amount of approximately $ 26 million, in addition to bank guarantees in favor of leases agreements in an aggregate amount of approximately $ 501 .

d.        Litigations:

On February 18, 2016, a former employee filed a claim against the Company alleging that he is entitled to compensation for unlawful dismissal by the Company. In September 2019, the parties filed a request to approve a settlement agreement which the Court approved in October 2019.